Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 HKD ($)	Oct. 01, 2024 HKD ($)	Oct. 01, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate per share | (per share)	$ 0.8259	$ 1
Time deposits	$ 2,122,286					$ 271,187			$ 290,846
Maturity period	5 years					5 years
Coverage limit	$ 500,000					$ 63,890
Cash and cash equivalent	1,622,286		$ 10,437,835			207,297
Credit loss allowance for accounts receivable	225		241,959			29	$ 189,671	$ 24,236	30,918	$ 189,016
Credit loss allowance for other receivables	729		151,916			93	$ 125,657	$ 16,057	$ 19,412	$ 80,997
Deferred charge	5,845,071	$ 746,888	3,936,449
Accumulated deferred IPO cost	12,846,767		7,001,696			$ 1,641,571
Selling and marketing expense	$ 321,857	$ 41,127	448,847
Contributions percentage	5.00%	5.00%
Lease term	12 months					12 months
Operating lease expense	$ 302,870	$ 38,701	$ 304,824
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income	7,000
Employee’s monthly income increase	1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income	30,000
Employee’s monthly income increase	$ 30,000
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.10%	11.10%	19.00%
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.00%	11.00%	14.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.10%	11.10%	19.50%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.00%	11.00%	10.50%
Customer Concentration Risk [Member] | Seven Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	17.40%	17.40%
Customer Concentration Risk [Member] | Five Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	15.30%	15.30%
Customer Concentration Risk [Member] | Six Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	15.30%	15.30%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.10%	11.10%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	12.50%	12.50%	10.50%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.10%	11.10%
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Coverage limit				$ 800,000	$ 102,225